Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Long Bitcoin Daily Target ETF
Class Name	T-Rex 2X Long Bitcoin Daily Target ETF
Trading Symbol	BTCL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long Bitcoin Daily Target ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/btcl/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/btcl/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Bitcoin Daily Target ETF	$49	0.95%[1]

¹ Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 56,377,082
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 223,450
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Fund Net Assets	$56,377,082
Number of Holdings	3
Total Advisory Fee	$223,450
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 190.31%
Money Market Fund:                   9.69%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Other Assets Net of Liabilities	60.49%
Derivatives	29.82%
Money Market Fund	9.69%

Exposure Basis Explanation [Text Block]

Market Exposure

Total Return Swap Contracts: 190.31%
Money Market Fund:                   9.69%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]	Portfolio Composition
Other Assets Net of Liabilities	60.49%
Derivatives	29.82%
Money Market Fund	9.69%

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Inverse Bitcoin Daily Target ETF
Class Name	T-Rex 2X Inverse Bitcoin Daily Target ETF
Trading Symbol	BTCZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Inverse Bitcoin Daily Target ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/btcz/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/btcz/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Inverse Bitcoin Daily Target ETF	$37	0.95%[1]

¹ Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.95%	[2]
Net Assets	$ 4,142,951
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 22,155
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Fund Net Assets	$4,142,951
Number of Holdings	2
Total Advisory Fee	$22,155
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 190.13%
Money Market Fund:                   9.87%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Other Assets Net of Liabilities	95.68%
Money Market Fund	9.87%
Derivatives	-5.55%

Exposure Basis Explanation [Text Block]

Market Exposure

Total Return Swap Contracts: 190.13%
Money Market Fund:                   9.87%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]	Portfolio Composition
Other Assets Net of Liabilities	95.68%
Money Market Fund	9.87%
Derivatives	-5.55%

T-Rex 2X Long Ether Daily Target ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Long Ether Daily Target ETF
Class Name	T-Rex 2X Long Ether Daily Target ETF
Trading Symbol	ETU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long Ether Daily Target ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/etu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/etu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Ether Daily Target ETF	$33	0.95%[1]

¹ Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.95%	[3]
Net Assets	$ 9,954,232
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 33,313
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Fund Net Assets	$9,954,232
Number of Holdings	2
Total Advisory Fee	$33,313
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 191.55%
Money Market Fund:                   8.45%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Other Assets Net of Liabilities	64.12%
Derivatives	27.43%
Money Market Fund	8.45%

Exposure Basis Explanation [Text Block]

Market Exposure

Total Return Swap Contracts: 191.55%
Money Market Fund:                   8.45%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]	Portfolio Composition
Other Assets Net of Liabilities	64.12%
Derivatives	27.43%
Money Market Fund	8.45%

T-Rex 2X Inverse Ether Daily Target ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Inverse Ether Daily Target ETF
Class Name	T-Rex 2X Inverse Ether Daily Target ETF
Trading Symbol	ETQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Inverse Ether Daily Target ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/etq/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/etq/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Inverse Ether Daily Target ETF	$30	0.95%[1]

¹ Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.95%	[4]
Net Assets	$ 546,142
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 3,199
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Fund Net Assets	$546,142
Number of Holdings	2
Total Advisory Fee	$3,199
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 191.33%
Money Market Fund:                   8.67%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Other Assets Net of Liabilities	83.65%
Derivatives	8.67%
Other Assets Net of Liabilities	7.68%

Exposure Basis Explanation [Text Block]

Market Exposure

Total Return Swap Contracts: 191.33%
Money Market Fund:                   8.67%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]	Portfolio Composition
Other Assets Net of Liabilities	83.65%
Derivatives	8.67%
Other Assets Net of Liabilities	7.68%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.